UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.2% (1.4% of Total Investments)
$ 1,340	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,295,927
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
6,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	6,607,459
	Bonds, Series 2003A-1, 6.250%, 6/01/33

7,440	Total Consumer Staples			7,903,386

	Education and Civic Organizations – 7.9% (5.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	291,807
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series
	2006:
200	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	206,746
270	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	277,233
3,825	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	3,952,411
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
3,600	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	3,871,188
	Replacement Hospital Project, Series 2002A, 5.375%, 10/01/17 – FSA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	659,829
	University, Series 2003, 6.500%, 10/01/23
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 100.00	AAA	7,818,141
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 – MBIA Insured
2,990	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K,	9/08 at 101.00	AA	3,047,617
	5.000%, 9/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	4,153,560
	5/15/23 – AMBAC Insured
3,820	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/26 –	9/09 at 101.00	AAA	3,930,398
	AMBAC Insured

27,210	Total Education and Civic Organizations			28,208,930

	Health Care – 15.8% (10.3% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,233,080
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,108,340
2,020	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,039,049
	Series 2005, 5.000%, 11/15/34
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	9,424,620
	LLC, Series 2001A, 5.550%, 8/01/31
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	7,196,553
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	6,839,000
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	7,978,345
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
540	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	554,494
	Health System, Series 2005A, 5.250%, 7/01/24
9,425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,467,601
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
	Central California Joint Powers Health Finance Authority, Certificates of Participation,
	Community Hospitals of Central California Obligated Group, Series 2000:
1,770	6.000%, 2/01/20	2/10 at 101.00	Baa2	1,849,420
1,740	6.000%, 2/01/30	2/10 at 101.00	Baa2	1,805,789
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A	2,630,675
	Series 2002, 5.600%, 6/01/22

53,635	Total Health Care			56,126,966

	Housing/Multifamily – 10.2% (6.6% of Total Investments)
4,750	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	4,930,928
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.400%, 8/15/30
	(Mandatory put 8/15/08) (Alternative Minimum Tax)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	4,144,680
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
5,190	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,730,279
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	2,168,700
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	326,914
	Juan Mobile Estates Project, Series 2006A, 5.850%, 5/15/41 (WI/DD, Settling 6/01/06)
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A–	1,871,163
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,203,176
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,913,818
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	7,691,325
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,288,900
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,950,646

34,365	Total Housing/Multifamily			36,220,529

	Industrials – 0.5% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,015,680
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 1.5% (1.0% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	2,515,954
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A	1,541,205
1,315	5.250%, 3/01/32	3/12 at 101.00	A	1,353,253

5,265	Total Long-Term Care			5,410,412

	Tax Obligation/General – 28.7% (18.7% of Total Investments)
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – FSA Insured	No Opt. Call	AAA	10,740,664
	California, General Obligation Bonds, Series 2004:
9,000	5.125%, 4/01/23	4/14 at 100.00	A	9,388,440
1,750	5.125%, 2/01/27	2/14 at 100.00	A	1,810,392
	California, General Obligation Refunding Bonds, Series 2002:
8,450	5.000%, 2/01/12	No Opt. Call	A	8,931,227
2,780	6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	3,202,060
10	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.500%, 12/01/18	12/06 at 102.00	AA–	10,224
	(Alternative Minimum Tax)
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	6/07 at 101.00	AAA	14,634,190
	Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	3,115,470
	2002, 5.000%, 8/01/23 – FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aaa	2,595,875
	Bonds, Series 2002A, 5.000%, 8/01/23 – FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,380,820
	2002, 5.125%, 8/01/22 – FGIC Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
3,750	5.250%, 7/01/20 – FSA Insured	7/13 at 100.00	AAA	4,010,513
7,200	5.000%, 7/01/22 – FSA Insured	7/13 at 100.00	AAA	7,491,744
3,145	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1,	7/15 at 100.00	AAA	3,278,946
	5.000%, 7/01/25 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
780	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	811,060
820	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	850,783
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	905,574
	FSA Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2005:
2,675	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	2,810,302
5,000	5.000%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	5,218,250
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,506,164
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	AAA	4,315,800
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
605	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	631,130
875	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	908,749
1,000	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,037,400
	2002A, 5.000%, 8/01/24 – FGIC Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,696,064
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

96,545	Total Tax Obligation/General			102,281,841

	Tax Obligation/Limited – 41.1% (26.7% of Total Investments)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A,	9/12 at 102.00	N/R	4,400,640
	6.750%, 9/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	7,393,715
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – FSA Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A–	8,877,966
	2003C, 5.500%, 6/01/16
3,350	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,588,587
	Capital East End Project, Series 2002A, 5.250%, 12/01/17 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	4,094,960
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	4,653,644
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
2,815	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	3,000,677
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,851,273
550	6.000%, 9/01/33	9/13 at 100.00	N/R	578,787
1,810	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	No Opt. Call	AAA	1,943,831
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/14 – AMBAC Insured
1,270	Coalinga Public Financing Authority, California, Local Obligation Senior Lien Revenue Bonds,	No Opt. Call	AAA	1,478,966
	Series 1998A, 6.000%, 9/15/18 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,185,806
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	1,059,820
	Series 2002, 6.100%, 9/01/22
550	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	575,031
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/06 at 103.00	N/R	352,065
805	5.125%, 9/01/36	9/06 at 103.00	N/R	805,250
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,247,920
	Series 2003H, 6.000%, 10/01/20
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,650,260
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,210,260
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	2,422,794
	Series 2003A, 6.500%, 9/01/25
1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,588,785
	Series 2004, 6.000%, 9/01/34
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	AAA	5,568,220
	2002, 5.000%, 10/01/26 – MBIA Insured
3,075	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	No Opt. Call	AAA	3,350,520
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 – MBIA Insured
1,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	1,062,950
	2001, 5.250%, 8/01/15 – MBIA Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,726,406
	Participation, Series 2005, 5.000%, 3/01/26 – FSA Insured
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,270,180
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,688,460
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,042,820
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	11,542,154
	Area 1, Series 2002, 5.100%, 4/01/30 – MBIA Insured
3,250	Pomoma Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AAA	3,314,090
	Projects, Series 2001AD, 5.000%, 2/01/27 – MBIA Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	639,125
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,310	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	1,339,829
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Crocker, Series	9/09 at 103.00	N/R	1,791,528
	2003, 6.000%, 9/01/27
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,220,875
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AAA	14,934,927
	Project, Series 2001A, 5.000%, 9/01/26 – FSA Insured
8,725	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	8,978,810
	2001, 5.000%, 7/01/26 – AMBAC Insured
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,665,084
	District 99-1, Series 2003B, 6.000%, 9/01/24
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	AAA	8,990,288
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,156,389
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,122,920
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,476,076
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,556,750
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – MBIA Insured

139,295	Total Tax Obligation/Limited			146,399,438

	Transportation – 10.6% (6.9% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,747,612
	2006, 5.000%, 4/01/31
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,239,773
	Bonds, Series 1999, 0.000%, 1/15/28
3,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	3,198,390
1,500	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 –	11/07 at 102.00	AAA	1,567,950
	MBIA Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	AAA	4,326,433
10,625	5.125%, 5/01/18 – FGIC Insured	5/13 at 100.00	AAA	11,154,019
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	AAA	5,389,650

37,815	Total Transportation			37,623,827

	U.S. Guaranteed – 11.9% (7.7% of Total Investments) (4)
11,240	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (4)	12,139,536
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	3,831,555
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,734,130
1,840	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	AAA	2,007,330
	Series 2003A, 5.250%, 9/01/18 (Pre-refunded 9/01/13) – MBIA Insured
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aaa	1,667,161
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	5,955,510
	7/01/36 (Pre-refunded 7/01/12)
380	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	402,599
	(Pre-refunded 7/01/11) – FSA Insured
1,905	Southwestern Community College District, San Diego County, California, General Obligation	8/14 at 100.00	AAA	2,049,570
	Bonds, Series 2004, 5.000%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB (4)	4,562,964
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)

39,090	Total U.S. Guaranteed			42,350,355

	Utilities – 9.1% (5.9% of Total Investments)
15,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	15,845,848
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,246,620
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,332,815
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,190,600
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 –	8/12 at 100.00	AAA	2,310,705
	AMBAC Insured (Alternative Minimum Tax)
6,085	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	6,551,902
	2003-1A, 5.250%, 7/01/16 – AMBAC Insured

30,820	Total Utilities			32,478,490

	Water and Sewer – 14.2% (9.2% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 – AMBAC	6/14 at 100.00	AAA	1,112,532
	Insured
7,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	7,609,770
	Series 2003Y, 5.250%, 12/01/13 – FGIC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AAA	7,183,960
	Participation, Series 1999, 5.125%, 9/01/29 – MBIA Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,085,280
	Series 2004A, 5.000%, 3/01/20 – FGIC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	917,492
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
1,810	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,884,880
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,070,460
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,033,990
	5.000%, 3/01/24 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,596,225
6,260	5.000%, 8/01/24 – MBIA Insured	8/12 at 100.00	AAA	6,494,124
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
3,315	5.250%, 10/01/18 – MBIA Insured	4/13 at 100.00	AAA	3,559,415
12,000	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AAA	12,884,759
1,955	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A,	3/15 at 100.00	AAA	2,025,634
	5.000%, 9/01/23 – MBIA Insured

47,800	Total Water and Sewer			50,458,521

$ 521,280	Total Investments (cost $531,225,839) – 153.7%			547,478,375

	Other Assets Less Liabilities – (1.2)%			(4,245,237)

	Preferred Shares, at Liquidation Value – (52.5)%			(187,000,000)

	Net Assets Applicable to Common Shares – 100%			$356,233,138

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $531,214,478.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$17,702,091
Depreciation	(1,438,194)

Net unrealized appreciation (depreciation) of investments	$16,263,897

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.